SEGMENT INFORMATION - Revenue by Geography (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 37,092
Other non IFRS 15 revenue	76
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	21,974
Other non IFRS 15 revenue	9
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,673
Other non IFRS 15 revenue	18
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,945
Other non IFRS 15 revenue	16
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,722
Other non IFRS 15 revenue	14
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,767
Other non IFRS 15 revenue	5
Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	445
Other non IFRS 15 revenue	(2)
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,905
Other non IFRS 15 revenue	4
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	660
Other non IFRS 15 revenue	13
Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	30,814
Other non IFRS 15 revenue	33
Business services | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	21,757
Business services | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,786
Business services | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,936
Business services | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	679
Business services | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	478
Business services | Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	435
Business services | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	704
Business services | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	39
Infrastructure services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,413
Other non IFRS 15 revenue	5
Infrastructure services | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	119
Infrastructure services | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	57
Infrastructure services | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	9
Infrastructure services | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	142
Infrastructure services | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	802
Infrastructure services | Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3
Infrastructure services | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	901
Infrastructure services | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	380
Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,865
Other non IFRS 15 revenue	31
Industrial operations | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	99
Industrial operations | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	830
Industrial operations | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Industrial operations | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	901
Industrial operations | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	487
Industrial operations | Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	7
Industrial operations | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,300
Industrial operations | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	241
Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Other non IFRS 15 revenue	7
Corporate and Other | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Corporate and Other | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Corporate and Other | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Corporate and Other | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Corporate and Other | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Corporate and Other | Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Corporate and Other | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Corporate and Other | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 0